Note 10 - Commitments and Contingent Liabilities (Details)	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 22, 2007	Sep. 07, 2000
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.19%		1.92%	6.58%	10.60%
Minimum [Member]
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.15%
Minimum [Member] | Fixed Rate Commitments [Member]
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Maximum [Member]
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Maximum [Member] | Fixed Rate Commitments [Member]
Note 10 - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.25%